SHARE BASED COMPENSATION - Share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	$ 2,722	¥ 17,762	¥ 32,855	¥ 7,936
Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	50	327	327	317
Selling and marketing expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	170	1,113	5,393	2,871
Research and development expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	542	3,534	2,534	1,958
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	$ 1,960	¥ 12,788	¥ 24,601	¥ 2,790